Basis of preparation (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Changes in Consolidated Statement of Income [Line Items]
Profit from operating activities	₨ 2,167,558	$ 25,998	₨ 2,450,638	₨ 2,872,725
Net finance expense	(1,815,519)	(21,775)	(1,429,617)	(1,024,519)
Profit/(Loss) before Tax	352,039	4,223	1,021,021	1,848,206
Taxes	183,100	2,196	346,499	590,261
Profit/(Loss) After Tax	168,939	$ 2,027	₨ 674,522	₨ 1,257,945
Profit from operating activities
Changes in Consolidated Statement of Income [Line Items]
Profit from operating activities	2,167,558
Net finance expense	(1,935,522)
Profit/(Loss) before Tax	232,036
Taxes	(183,100)
Profit/(Loss) After Tax	48,936
Revision of Prior Period, Adjustment [Member]
Changes in Consolidated Statement of Income [Line Items]
Profit from operating activities	2,167,558
Net finance expense	(1,815,519)
Profit/(Loss) before Tax	352,039
Taxes	(183,100)
Profit/(Loss) After Tax	₨ 168,939